Debt - UK Bilateral Revolving Credit Facility (Details) - Revolving Credit Facility - UK Bilateral Revolving Credit Facility	May 25, 2021 extension	May 24, 2021	Dec. 31, 2021 GBP (£)	Dec. 31, 2020
Debt Instrument [Line Items]
Maximum borrowing capacity			£ 140,000,000
Optional additional commitments			£ 125,000,000
Number of extensions | extension	2
Period of extension	1 year
Interest rate			2.10%	2.30%
LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%	2.25%